Business Combinations - Summary of Fair Values of Identifiable Net Assets (Details) € in Millions, shares in Millions	Jul. 31, 2023 EUR (€) shares
Consideration
Contingent consideration	€ 2.2
Shares issued (in shares) | shares	1.1
InstaDeep Ltd.
Assets
Intangible assets	€ 187.6
Property, plant and equipment	2.1
Right-of-use assets	0.7
Trade receivables	2.4
Financial assets - current	52.5
Cash and cash equivalents	21.2
Other assets non-current and current	8.7
Total assets	275.0
Liabilities
Deferred tax liabilities	45.8
Other liabilities long-term and short-term	18.2
Total liabilities	64.0
Total identifiable net assets at fair value	211.0
Goodwill from the acquisition	306.5
Total consideration	517.5
Consideration
Cash paid	358.1
Cash to be paid in 2024	4.0
Designated FX hedge	(8.1)
Shares transferred (approx. 1.1 million shares)	103.7
Contingent consideration	31.8
Previously held non-listed equity investment (stake of 5.3%)	27.9
Total consideration	€ 517.5
Equity method investment, ownership (as a percent)	5.30%